Acquisition	6 Months Ended
Jun. 30, 2025
Acquisition [Line Items]
Acquisition
Note
4-Acquisition
On June 30, 2025, the Company acquired 100% of the issued and outstanding capital stock of Kineta pursuant to the terms of the TuHURA-Kineta Merger Agreement. Kineta is a clinical-biotechnology company, with a mission to develop next-generation immunotherapies, focused on discovering and developing potentially differentiated immunotherapies that address the mechanism of cancer immune resistance. Kineta VISTA blocking immunotherapy, KVA12123, was acquired along with worldwide patents, patent rights, patent applications, product and development program assets, technical and business information, and other rights and assets derived from the development program. The Company renamed the VISTA blocking immunotherapy technology from KVA12123 to
TBS-2025.
The Company anticipates synergies, such as having control over the VISTA blocking immunotherapy development program, continuing employment of Kineta former CEO, and consulting agreement with former CSO, will further enhance our activities advancing therapies for cancer treatment.
Goodwill will not be deductible for tax purposes. We expect the determination of fair value for assets acquired and liabilities assumed to be finalized by the end of 2025.
The preliminary allocation of the consideration for the net assets acquired for the acquisition of Kineta were as follows.

June 30, 2025
Purchase Consideration
Exclusivity cash deposit	$5,994,502
Equity issued to Kineta shareholders	6,396,017
Holdback liability to be issued in equity	2,519,644
Cash previously advanced for clinical trial funding and working capital	1,650,000

Fair value of consideration	$16,560,163

Assets Acquired:
Cash	$390,721
Acquired in-process research and development	8,261,000

Total assets acquired	8,651,721

Liabilities Assumed:
Accrued expenses, assumed debt, and severance liabilities	$(5,645,721)

Total liabilities assumed	(5,645,721)

Net assets acquired	3,006,000

Goodwill	$13,554,163

The fair value of equity was determined based on the closing price of the Company’s common stock immediately prior to acquisition, and included 3,998,053 shares of common stock at $2.23 per share. There were 1,129,883 shares of delayed consideration to satisfy any necessary adjustments, including any net working capital adjustments, and recorded at its acquisition date fair value and classified as a liability within current liabilities as holdback liability on the Company’s Condensed Consolidated Balance Sheets at the acquisition date.
The delayed consideration to be settled in Company shares continues to be recorded at its fair value through the settlement date with changes recorded to earnings. Additionally, the estimated fair value of the delayed consideration that will be settled in equity uses both observable and unobservable inputs, specifically considering the price of the Company’s common stock, as well as the probability of the payout at the end of the holding period, and is considered a Level 3 measurement as defined in ASC 820 and will be fulfilled within 12 months of the balance sheet date.

Included in consideration transferred is the settlement of the preexisting CTF agreement and working capital loans owed to the Company by Kineta, which were effectively settled and became intercompany arrangements as of the closing of the transaction. The settlement of pre-existing
relationships between the Company and Kineta did not result in any material gain or loss.
The preliminary fair value of the acquired IPR&D intangible assets was determined based on the market capitalization of Kineta, as previously traded on the NASDAQ capital market.
The Company valued the fair value of Kineta’s accounts payable, accruals and debt at the acquisition date.
The results of operations of Kineta are included in the accompanying condensed consolidated statement of operations from the June 30, 2025 acquisition date.
The Company incurred approximately $3,900,000 in initial transaction costs for the Kineta merger which is recorded under general and administrative expenses under the Company’s condensed consolidated statement of operations.
The following unaudited pro forma financial information reflects the consolidated results of operations of TuHURA as if the acquisition of Kineta had taken place on January 1, 2024 and January 1, 2025. The pro forma information includes acquisition related expenses. The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transaction been effected on the assumed date.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Operating expenses:
Research and development expenses	5,931,446	3,824,064	11,129,676	10,139,077
General and administration expenses	7,631,537	2,382,660	11,469,435	7,079,401

Operating Loss	(13,562,983)	(6,206,724)	(22,599,111)	(17,218,478)
Other (Expense) Income:
Gain on sale of assets	511,799	—	1,011,799	—
Grant income	322,655	—	575,209	—
Gain on accounts payable settlement	296,091	—	296,091	—
Changes in fair value measurements	—	(347,093)	—	(4,176,001)
Interest income (expense), net	65,062	(1,315,418)	109,819	(1,557,898)

Total Other (Expense) Income	1,195,607	(1,662,511)	1,992,918	(5,733,899)

Net Loss	$(12,367,376)	$(7,869,235)	$(20,606,193)	$(22,952,377)